Small Cap Stock Index Portfolio (Prospectus Summary) | Small Cap Stock Index Portfolio
Fund Summary
Investment Objective
The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These figures do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Stock Index Portfolio
Management fees		0.35%
Distribution and/or service (Rule 12b-1) fees		0.25%
Total annual fund operating expenses		0.60%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.60%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than 0.01% for the past fiscal year).

Example
The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Stock Index Portfolio	61	192	335	750

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.23% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund invests in a representative sample of stocks included in the S&P® SmallCap 600 Index, and in futures whose performance is tied to the index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated. The fund's portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other fundamental benchmark characteristics.

The S&P® SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $100 million and $3 billion, depending on index composition.

"Standard & Poor's®," "S&P®," and "Standard & Poor's® SmallCap 600 Index" are
trademarks of Standard & Poor's Financial Services LLC, and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their
VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.
The bar chart shows changes in the performance of the fund's Service shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Service Shares

Best Quarter Q2, 2009: 20.83% Worst Quarter Q4, 2008: -24.87%
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Stock Index Portfolio	Service Shares	0.56%	1.66%	5.75%	May 01, 2002
Small Cap Stock Index Portfolio S&P® SmallCap 600 Index	S&P® SmallCap 600 Index reflects no deduction for fees, expenses or taxes	1.02%	1.94%	6.29%	May 01, 2002